Accounting Policies (Policies)	6 Months Ended
Apr. 30, 2019
Disclosure - Accounting Policies [abstract]
Changes in Accounting Policy

Changes in Accounting Policy

Effective November 1, 2018, we adopted IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). We elected to retrospectively present prior periods as if IFRS 15 had always been applied. Under the new standard, the primary impact is the reclassification of amounts within the Consolidated Statement of Income. As a result, loyalty rewards and cash promotion costs on cards previously recorded in non-interest expense are presented as a reduction in non-interest revenue. In addition, when customers reimburse us for certain out-of-pocket expenses incurred on their behalf, we will record the reimbursement in non-interest revenue. Previously, these reimbursements were recorded as a reduction in the related expense. There is also minimal impact to net income resulting from the fact that IFRS 15 does not require discounting of loyalty reward liabilities and we will amortize costs to obtain card customers, which were previously expensed as incurred.

The following table summarizes the impacts of applying IFRS 15 on our prior period Consolidated Statement of Income:

(Canadian $ in millions)	For the three months ended	For the six months ended
	April 30, 2018	April 30, 2018
Increase (decrease) in
Non-Interest Revenue
Securities commissions and fees	(2)	(3)
Deposit and payment service charges	(2)	(5)
Card fees	(37)	(77)
Investment management and custodial fees	2	3
Underwriting and advisory fees	1	3
Other	1	2
	(37)	(77)
Non-Interest Expense
Employee compensation	1	1
Travel and business development	(43)	(87)
Professional fees	2	4
Other	3	4
	(37)	(78)
Provision for income taxes	-	1
Net Income	-	-

Loans and Allowances

Allowance for Credit Losses (“ACL”)

The allowance for credit losses recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The allowance for credit losses amounted to $1,962 million at April 30, 2019 ($1,870 million at October 31, 2018) of which $1,710 million ($1,639 million at October 31, 2018) was recorded in loans and $252 million ($231 million at October 31, 2018) was recorded in other liabilities in our Consolidated Balance Sheet.

Loan Securitization

Loan Securitization

We sell Canadian mortgage loans to bank-sponsored and third-party Canadian securitization programs, including the Canadian Mortgage Bond program, and directly to third-party investors under the NHA-MBS program and under our own program. We assess whether substantially all of the risk and rewards of the loans have been transferred to determine if they qualify for derecognition.

Stock Options

Stock Options

We did not grant any stock options during the three months ended April 30, 2019 and 2018. During the six months ended April 30, 2019, we granted a total of 931,047 stock options (705,398 stock options during the six months ended April 30, 2018). The weighted-average fair value of options granted during the six months ended April 30, 2019 was $10.23 per option ($11.30 per option for the six months ended April 30, 2018).

Earnings per share

Basic earnings per share is calculated by dividing net income attributable to our shareholders, after deducting total preferred shares dividends, by the daily average number of fully paid common shares outstanding throughout the period.

Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.

Income Taxes

During the quarter ended April 30, 2019, Canada Revenue Agency (CRA) proposed to reassess us for additional taxes and interest in an amount of approximately $250 million in respect of certain 2014 Canadian corporate dividends. In prior fiscal years, we were reassessed by the CRA for additional income taxes and interest of approximately $361 million for certain 2011-2013 Canadian corporate dividends. In its reassessments, the CRA denied dividend deductions on the basis that the dividends were received as part of a “dividend rental arrangement.” The tax rules raised by the CRA in the reassessments were prospectively addressed in the 2015 and 2018 Canadian Federal Budgets. In the future, we expect to be reassessed for significant income tax for similar activities in 2015 and subsequent years. We remain of the view that our tax filing positions were appropriate and intend to challenge any reassessment.

Operating Groups

Operating Groups

We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (“P&C”) (comprised of Canadian Personal and Commercial Banking (“Canadian P&C”) and U.S. Personal and Commercial Banking (“U.S. P&C”)), Wealth Management and BMO Capital Markets (“BMO CM”), along with a Corporate Services unit.